UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2005

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Paul G. Resnick and Kenneth R. Bilodeau, Jr.,
		dba AKJ Asset Management
Address:	1180 Harker Avenue
		Palo Alto, CA  94301

Form 13F File Number:	28-10308

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kenneth R. Bilodeau, Jr.
Title:	Partner
Phone:	650-326-9090

Signature, Place and Date of Signing:
Kenneth R. Bilodeau, Jr.		Palo Alto, CA		January 11, 2006
		[Signature]				[City, State]			[Date]

Report Type (Check only one.):
XX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)
___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			-0-

Form 13F Information Table Entry Total:		64

Form 13F Information Table Value Total:		117,710 (x 1,000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
<Page


NAME OF ISSUER		   TITLE OF   CUSIP	   VALUE	  SHARES	INV.  OTHER		VOTING AUTH
					CLASS			   X1000			DISC  MGR		   NONE

ABM Industries, Inc.            cs  00163T109         508      26,000  sole  n/a             26,000
Abbott Labs                     cs  002824100         371       9,400  sole  n/a              9,400
Automatic Data Proc             cs  053015103       3,296      71,813  sole  n/a             71,813
Ameren Corp.                    cs  023608102       1,540      30,050  sole  n/a             30,050
American Intl Group.            cs  026874107       6,322      92,655  sole  n/a             92,655
Allied Cap Corp                 cs  01903Q108       3,691     125,675  sole  n/a            125,675
Amerigas Partners               oa  030975106         300      10,625  sole  n/a             10,625
American Express                cs  025816109       1,464      28,450  sole  n/a             28,450
Bank America                    cs  060505104       3,549      76,894  sole  n/a             76,894
Bristol Myers                   cs  110122108       1,811      78,816  sole  n/a             78,816
BP PLC ADR                      cs  055622104         300       4,666  sole  n/a              4,666
Citigroup                       cs  172967101       4,230      87,162  sole  n/a             87,162
Conagra Corp                    cs  205887102       1,068      52,650  sole  n/a             52,650
Crescent Real Est Eq            oa  225756105       1,123      56,675  sole  n/a             56,675
Cisco Systems                   cs  17275R102       2,452     143,203  sole  n/a            143,203
Diageo PLC ADR 1:4              cs  25243Q205       3,475      59,600  sole  n/a             59,600
Disney                          cs  254687106       2,187      91,250  sole  n/a             91,250
DQE Corp                        cs  23329J104         698      42,750  sole  n/a             42,750
Consolidated Edison             cs  209115104       1,673      36,100  sole  n/a             36,100
Electronic Data Sys             cs  285661104       2,742     114,075  sole  n/a            114,075
Equity Office Pptys             oa  294741103       2,759      90,950  sole  n/a             90,950
Felcor Lodging Trust            oa  31430F101       2,473     143,700  sole  n/a            143,700
First Data Corp                 cs  319963104       3,320      77,200  sole  n/a             77,200
Fannie Mae                      cs  313586109       1,313      26,900  sole  n/a             26,900
Nicor Inc                       cs  654086107       2,765      70,350  sole  n/a             70,350
Great Bay Bancorp               cs  391648102       2,517      98,232  sole  n/a             98,232
General Electric                cs  369604103       3,694     105,401  sole  n/a            105,401
Great Plains Energy             cs  391164100       2,365      84,600  sole  n/a             84,600
Healthcare Prop Inv             oa  421915109         622      24,349  sole  n/a             24,349
Hawaiian Elec                   cs  419870100         933      36,012  sole  n/a             36,012
Hewlett-Packard Co              cs  428236103       3,722     130,003  sole  n/a            130,003
Harsco Corp                     cs  415864107         270       4,000  sole  n/a              4,000
IBM                             cs  459200101       2,262      27,520  sole  n/a             27,520
Intel                           cs  458140100       3,934     157,592  sole  n/a            157,592
Johnson and Johnson             cs  478160104         872      14,507  sole  n/a             14,507
Kinder Morgan Energy            oa  494550106       3,134      65,535  sole  n/a             65,535
Kinder Morgan Mgmt              cs  49455U100         512      11,272  sole  n/a             11,272
Coca-Cola Co.                   cs  191216100       2,512      62,309  sole  n/a             62,309
MBNA                            cs  55262L100       2,638      97,150  sole  n/a             97,150
Keyspan                         cs  49337W100       1,488      41,700  sole  n/a             41,700
Liberty Property Tr             oa  531172104         908      21,200  sole  n/a             21,200
McGraw Hill                     cs  580645109         207       4,000  sole  n/a              4,000
Herman Miller Inc               cs  600544100         301      10,683  sole  n/a             10,683
Altria Group Inc                cs  718154107       2,023      27,070  sole  n/a             27,070
New Century Finl Cp             oa  6435EV108         939      26,025  sole  n/a             26,025
O G E Energy Cp Hldg            cs  670837103       1,214      45,300  sole  n/a             45,300
Paccar                          cs  693718108         418       6,031  sole  n/a              6,031
Precision Castparts             cs  740189105       1,663      32,100  sole  n/a             32,100
Pfizer                          cs  717081103         627      26,903  sole  n/a             26,903
Proctor and Gamble              cs  742718109         312       5,388  sole  n/a              5,388
Peoples Energy Corp.            cs  711030106         728      20,745  sole  n/a             20,745
Petrofund Energy Tr             cs  71648W108       2,952     167,359  sole  n/a            167,359
Sara Lee                        cs  803111103       1,097      58,018  sole  n/a             58,018
Solectron Corp.                 cs  834182107         373     101,820  sole  n/a            101,820
Smurfit Stone Cont.             cs  832727101       1,843     130,068  sole  n/a            130,068
Tyco                            cs  902124106       3,416     118,375  sole  n/a            118,375
US Bancorp                      cs  902973304         602      20,150  sole  n/a             20,150
Walgreen                        cs  931422109         685      15,488  sole  n/a             15,488
Wells Fargo                     cs  949746101         840      13,377  sole  n/a             13,377
Washington Mutual               cs  939322103       4,180      96,100  sole  n/a             96,100
Williams Companies              cs  969457100       1,212      52,315  sole  n/a             52,315
Wal-Mart                        cs  931142103       3,356      71,700  sole  n/a             71,700
Wyeth                           cs  983024100         308       6,693  sole  n/a              6,693
Exxon Mobil Corp.               cs  30231G102         601      10,707  sole  n/a             10,707





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